UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

Schedule of Investments	FMC Select Fund

July 31, 2018	(Unaudited)

	Shares	Value (000)

Common Stock (98.0%)

Banks (4.1%)
Wells Fargo	140,000	$8,021

Basic Industry (4.5%)
Honeywell International	55,000	8,781

Construction Materials (2.9%)
Martin Marietta Materials	28,000	5,584

Consumer Products (6.8%)
Autozone*	9,500	6,702
Reckitt Benckiser Group(A)	73,000	6,509

		13,211

Electronic Equipment & Instruments (3.9%)
TE Connectivity Ltd.	82,000	7,673

Food & Beverage (11.0%)
Dunkin’ Brands Group	130,000	9,052
Nestle ADR	74,000	6,032
Yum! Brands	80,000	6,343

		21,427

Health Care (12.7%)
CVS Health	89,400	5,798
Danaher	93,000	9,540
Johnson & Johnson	71,000	9,409

		24,747

Internet Software & Services (1.5%)
IAC*	20,400	3,004

Miscellaneous (17.0%)
Berkshire Hathaway, Cl B*	81,550	16,136
Brookfield Asset Management, Cl A	222,000	9,360
Onex	102,000	7,605

		33,101

Services (14.3%)
Aramark	250,000	10,052
KAR Auction Services	150,000	8,918
Service Corporation International	224,200	8,822

		27,792

Technology (16.2%)
Alphabet, Cl A*	12,900	15,831
Apple	49,900	9,496
Visa, Cl A	45,000	6,153

		31,480

Trading Companies & Distributors (3.1%)
United Rentals*	40,000	5,952

Total Common Stock
(Cost $100,561)		190,773

Schedule of Investments	FMC Select Fund

July 31, 2018	(Unaudited)

	Shares	Value (000)

Short-Term Investment (2.2%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 1.770% (B)
(Cost $4,319)	4,319,482	$4,319

Total Investments (100.2%)
(Cost $104,880)		$195,092

Percentages are based on Net Assets (in thousands) of $194,737.

*	Non-income producing security.
(A)	Security is traded on a foreign stock exchange
(B)	The rate shown is the 7-day effective yield as of July 31, 2018.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of July 31, 2018, all of the investments for the Fund were Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-3000

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018